Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) $ in Millions	Sep. 30, 2024 CAD ($) $ / MMcf $ / bbl $ / MWh $ / $
Commodity price risk | Crude Oil Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	10.00
Increase	$ 1
Decrease	$ (1)
Commodity price risk | WCS and Condensate Differential
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	2.50
Increase	$ 10
Decrease	$ (10)
Commodity price risk | WCS Hardisty
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	5.00
Increase	$ (17)
Decrease	$ 17
Commodity price risk | Refined Products
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	10.00
Increase	$ 0
Decrease	$ 0
Commodity price risk | Natural Gas Commodity Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MMcf	1.00
Increase	$ 0
Decrease	$ 0
Commodity price risk | Natural Gas Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MMcf	0.50
Increase	$ 1
Decrease	$ (1)
Commodity price risk | Power Commodity
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MWh	20.00
Increase	$ 89
Decrease	$ (89)
Currency risk | U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / $	0.05
Increase	$ 11
Decrease	$ (12)